Kovitz Core Equity ETF
Schedule of Investments
January 31, 2025 (Unaudited)
COMMON STOCKS — 96.10% Shares Fair Value
Communications — 14.06%
Alphabet, Inc., Class A 34,196 $ 6,976,668
Alphabet, Inc., Class C 285,821 58,764,798
Meta Platforms, Inc., Class A 101,531 69,973,135
Universal Music Group NV - ADR 3,134,128 43,595,720
179,310,321
Consumer Discretionary — 11.80%
Amazon.com, Inc.
(a)
278,620 66,222,402
CarMax, Inc.
(a)
465,654 39,878,609
Hasbro, Inc. 206,832 11,963,163
Lowe's Companies, Inc. 124,637 32,410,605
150,474,779
Consumer Staples — 7.82%
Diageo PLC - ADR 176,125 21,129,716
Dollar Tree, Inc.
(a)
435,541 31,946,932
Philip Morris International, Inc. 357,921 46,601,315
99,677,963
Financials — 21.86%
American Express Co. 80,091 25,424,888
Aon PLC, Class A 94,788 35,149,286
Berkshire Hathaway, Inc., Class B
(a)
82,745 38,780,098
Charles Schwab Corp. (The) 714,901 59,136,610
Intercontinental Exchange, Inc. 309,718 49,502,228
JPMorgan Chase & Co. 73,759 19,715,781
Visa, Inc., Class A 149,637 51,145,927
278,854,818
Health Care — 6.23%
Abbott Laboratories 6,000 767,580
Becton, Dickinson and Co. 224,138 55,496,569
Stryker Corp. 4,121 1,612,506
Thermo Fisher Scientific, Inc. 36,105 21,581,764
79,458,419
Industrials — 10.95%
Equifax, Inc. 2,800 769,384
Hayward Holdings, Inc.
(a)
486,753 7,330,500
Jacobs Solutions, Inc. 311,505 43,651,196
Keysight Technologies, Inc.
(a)
253,563 45,222,961
PACCAR, Inc. 385,116 42,701,662
139,675,703
Materials — 2.70%
PPG Industries, Inc. 297,945 34,376,894
Technology — 20.68%
Advanced Micro Devices, Inc.
(a)
123,321 14,299,070
Amentum Holdings, Inc.
(a)
954,615 20,018,277
Analog Devices, Inc. 99,872 21,161,878
Apple, Inc. 74,969 17,692,684
Applied Materials, Inc. 139,359 25,133,396

Kovitz Core Equity ETF
Schedule of Investments (continued)
January 31, 2025 (Unaudited)
COMMON STOCKS — 96.10% - (continued) Shares Fair Value
Technology — 20.68% - (continued)
Arista Networks Inc
(a)
233,456 $ 26,901,135
Fiserv, Inc.
(a)
184,765 39,916,630
Microsoft Corp. 71,615 29,724,522
Motorola Solutions, Inc. 36,716 17,228,983
Oracle Corp. 155,500 26,444,330
Salesforce, Inc. 74,190 25,350,723
263,871,628
Total Common Stocks (Cost $892,682,829) 1,225,700,525
DEPOSITARY RECEIPTS — 1.03% Shares Fair Value
Industrials — 1.03%
Ashtead Group PLC - ADR 49,415 13,092,010
Total Depositary Receipts (Cost $12,061,211) 13,092,010
Total Investments — 97.13% (Cost $904,744,040) 1,238,792,535
Other Assets in Excess of Liabilities — 2.87% 36,538,304
NET ASSETS — 100.00% $ 1,275,330,839
(a) Non-income producing security.
ADR - American Depositary Receipt.